PRINCIPAL ACCOUNTING POLICIES - Performance obligation (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Transaction price allocated to remaining performance obligations	¥ 31.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation expected to recognize (as a percent)	100.00%
Period of remaining performance obligation expected to recognize (in months)	12 months